UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., GROWTH & INCOME FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005



[LOGO OF USAA]
   USAA(R)

                           USAA GROWTH &
                                 INCOME Fund

                                     [GRAPHIC OF USAA GROWTH INCOME FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                13

    Notes to Portfolio of Investments                                       22

    Financial Statements                                                    24

    Notes to Financial Statements                                           27

    Expense Example                                                         40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                           WE BELIEVE LONG-TERM RATES COULD
                                        GRADUALLY RISE OVER THE COURSE OF 2005,
[PHOTO OF CHRISTOPHER W. CLAUS]         BUT DON'T THINK MARKET CONDITIONS WILL
                                            DRIVE LONG-TERM RATES OVER 5%.

                                                          "

                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates. Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH & INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital growth and, secondarily, current income.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in equity securities of market-leading companies of all market cap sizes in industry sectors with favorable growth prospects.

                                           1/31/05                7/31/04
Net Assets                             $1,233.4 Million       $1,130.0 Million
Net Asset Value Per Share                    $18.03                 $17.72

                     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05

7/31/04 TO 1/31/05*            1 YEAR            5 YEARS          10 YEARS
      8.76%                    6.74%              2.05%             10.05%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    RUSSELL 3000       LIPPER MULTI-CAP       LIPPER MULTI-CAP     USAA GROWTH &
                        INDEX         CORE FUNDS AVERAGE      CORE FUNDS INDEX      INCOME FUND
                    ------------      ------------------      ----------------     -------------
 1/31/1995           $10000.00            $10000.00              $10000.00           $10000.00
 2/28/1995            10407.96             10389.88               10382.48            10339.48
 3/31/1995            10666.86             10685.58               10670.11            10523.66
 4/30/1995            10945.75             10939.18               10869.59            10865.02
 5/31/1995            11343.38             11249.17               11185.71            11196.62
 6/30/1995            11671.41             11736.33               11560.11            11450.29
 7/31/1995            12140.08             12317.75               12065.31            11822.50
 8/31/1995            12247.83             12433.15               12169.69            11989.01
 9/30/1995            12722.42             12792.70               12522.12            12354.77
10/31/1995            12612.56             12554.77               12340.12            12126.89
11/30/1995            13171.93             12999.72               12870.60            12752.48
12/31/1995            13387.09             13079.25               13053.27            12991.41
 1/31/1996            13775.66             13352.10               13391.64            13291.21
 2/29/1996            13978.86             13645.91               13666.14            13441.11
 3/31/1996            14119.38             13763.83               13844.79            13860.66
 4/30/1996            14387.10             14256.75               14179.83            14011.21
 5/31/1996            14755.29             14605.11               14456.94            14201.91
 6/30/1996            14707.64             14356.70               14303.08            14192.34
 7/31/1996            13937.73             13514.99               13603.16            13557.76
 8/31/1996            14360.55             14019.71               14057.20            14021.11
 9/30/1996            15142.12             14767.44               14769.23            14677.94
10/31/1996            15418.93             14893.63               14953.60            14957.81
11/30/1996            16506.53             15816.43               15919.77            15953.94
12/31/1996            16307.73             15664.84               15725.26            15984.92
 1/31/1997            17210.17             16413.42               16470.42            16644.84
 2/28/1997            17228.98             16256.81               16421.64            16801.97
 3/31/1997            16449.37             15571.28               15814.80            16350.51
 4/30/1997            17259.62             16097.36               16362.06            16844.70
 5/31/1997            18438.43             17279.86               17466.18            17990.82
 6/30/1997            19204.96             17941.49               18125.19            18632.47
 7/31/1997            20710.53             19386.40               19502.53            19888.00
 8/31/1997            19870.53             18873.62               18966.65            19286.61
 9/30/1997            20997.26             19917.23               20009.57            20114.77
10/31/1997            20291.98             19115.95               19256.77            19335.72
11/30/1997            21068.92             19411.94               19583.95            19898.37
12/31/1997            21490.95             19594.40               19857.04            20147.86
 1/31/1998            21602.32             19660.88               19968.15            19949.79
 2/28/1998            23147.65             21086.77               21393.90            21380.28
 3/31/1998            24294.87             21957.15               22397.70            22488.54
 4/30/1998            24533.74             22223.18               22640.43            22643.02
 5/31/1998            23928.31             21541.60               22019.10            22080.26
 6/30/1998            24737.40             22106.44               22637.00            22119.20
 7/31/1998            24288.24             21559.42               22175.27            20880.53
 8/31/1998            20567.61             18000.08               18723.12            17662.18
 9/30/1998            21970.62             19074.89               19610.67            18252.03
10/31/1998            23638.33             20457.42               20948.82            19717.35
11/30/1998            25084.09             21711.78               22071.64            20913.06
12/31/1998            26678.39             23231.08               23568.28            21449.17
 1/31/1999            27584.71             24123.95               24350.06            22037.46
 2/28/1999            26607.63             23182.70               23412.04            21472.70
 3/31/1999            27583.94             24129.01               24151.26            22442.89
 4/30/1999            28829.03             25157.77               25136.48            24057.74
 5/31/1999            28281.12             24819.91               24855.63            23751.27
 6/30/1999            29710.32             26195.60               26073.92            24889.95
 7/31/1999            28809.45             25545.47               25499.75            24122.47
 8/31/1999            28481.86             25212.76               25055.31            23484.87
 9/30/1999            27753.90             24677.18               24430.71            22655.96
10/31/1999            29494.79             26034.79               25670.70            23546.10
11/30/1999            30320.25             27160.93               26497.10            23643.65
12/31/1999            32254.91             29674.10               28462.67            24475.27
 1/31/2000            30990.48             28631.28               27658.45            23543.35
 2/29/2000            31277.72             30330.70               28724.04            22427.49
 3/31/2000            33727.98             31990.55               30565.09            24855.76
 4/30/2000            32539.39             30661.60               29430.42            24831.19
 5/31/2000            31625.47             29587.08               28407.59            24904.91
 6/30/2000            32561.82             30723.05               29605.52            24841.97
 7/31/2000            31986.29             30273.47               29142.93            24361.87
 8/31/2000            34358.46             32607.82               31198.90            25543.65
 9/30/2000            32802.79             31125.57               29765.73            24694.78
10/31/2000            32335.73             30637.48               29429.43            25247.18
11/30/2000            29355.29             28033.96               26923.70            24393.47
12/31/2000            29848.61             28997.40               27512.94            25207.99
 1/31/2001            30869.70             29758.49               28462.68            25837.24
 2/28/2001            28049.20             27270.33               25900.44            24666.83
 3/31/2001            26220.79             25582.97               24364.20            23620.16
 4/30/2001            28323.57             27571.49               26337.94            25335.24
 5/31/2001            28551.04             27886.49               26559.87            25410.90
 6/30/2001            28024.59             27348.00               26102.82            24749.35
 7/31/2001            27562.73             26816.44               25578.00            24875.69
 8/31/2001            25935.53             25436.72               24128.82            23372.28
 9/30/2001            23647.36             22864.11               21655.41            21485.20
10/31/2001            24197.54             23488.38               22243.39            21738.41
11/30/2001            26061.31             25319.19               23990.19            23384.30
12/31/2001            26428.65             25828.69               24552.31            23663.33
 1/31/2002            26097.24             25475.86               24009.37            23283.56
 2/28/2002            25563.58             24898.02               23575.71            23021.65
 3/31/2002            26684.42             26021.13               24529.87            23704.18
 4/30/2002            25284.44             25012.14               23487.22            22524.22
 5/31/2002            24991.50             24709.44               23294.83            22340.67
 6/30/2002            23192.50             22773.68               21469.83            20728.49
 7/31/2002            21348.62             20920.79               19776.62            19218.81
 8/31/2002            21449.47             21032.94               19901.74            19284.45
 9/30/2002            19195.76             19043.07               18071.52            17354.16
10/31/2002            20724.25             20273.74               19215.75            18536.50
11/30/2002            21978.31             21558.33               20385.92            19863.35
12/31/2002            20735.76             20401.06               19214.55            18629.51
 1/31/2003            20228.37             19982.33               18890.10            18077.62
 2/28/2003            19895.58             19574.80               18563.97            17768.03
 3/31/2003            20104.79             19699.15               18624.02            17867.20
 4/30/2003            21746.51             21269.70               20072.43            19187.71
 5/31/2003            23059.22             22754.41               21429.83            20359.99
 6/30/2003            23370.41             23072.90               21749.78            20749.27
 7/31/2003            23906.52             23556.49               22170.01            21248.12
 8/31/2003            24436.30             24247.38               22851.73            21706.51
 9/30/2003            24171.00             23922.38               22547.77            21392.43
10/31/2003            25633.81             25408.01               23890.61            22796.10
11/30/2003            25986.89             25877.98               24263.63            23133.52
12/31/2003            27175.53             26820.34               25231.01            24073.29
 1/31/2004            27742.43             27459.28               25823.80            24411.02
 2/29/2004            28116.17             27853.94               26224.88            24789.28
 3/31/2004            27782.42             27585.59               25927.21            24435.40
 4/30/2004            27207.98             26907.47               25381.34            24002.91
 5/31/2004            27603.40             27227.37               25685.33            24300.25
 6/30/2004            28152.02             27827.63               26253.90            24997.69
 7/31/2004            27087.44             26589.32               25177.44            23956.69
 8/31/2004            27198.99             26518.60               25158.92            23835.01
 9/30/2004            27617.09             27115.68               25696.91            24246.15
10/31/2004            28070.69             27519.79               26084.60            24449.11
11/30/2004            29375.58             28891.46               27393.98            25680.36
12/31/2004            30422.28             29915.36               28357.21            26633.27
 1/31/2005            29611.99             29157.66               27712.08            26055.23

                                          [END CHART]

                       DATA FROM 1/31/95 THROUGH 1/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth & Income Fund to the following benchmarks:

                 o The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

                 o The Lipper Multi-Cap Core Funds Average is an average of all multi-cap core funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Multi-Cap Core Funds Index tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MATTHEW E. MEGARGEL, CFA
   Wellington Management Company, LLP
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Growth & Income Fund had a total return of 8.76% for the six months ended January 31, 2005. This compares to a 9.47% return for the Lipper Multi-Cap Core Funds Average, a 10.07% return for the Lipper Multi-Cap Core Funds Index, and a 9.32% return for the Russell 3000 Index.

HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT?

                 The stock market did well during the six-month period, with a substantial portion of the advance occurring in the fourth quarter of 2004, as the markets responded positively to lower oil prices, the resolution of the presidential election, and steady economic data. These gains occurred despite ongoing turmoil in Iraq and rising short-term interest rates.

WHAT HOLDINGS HELPED PERFORMANCE DURING THE PERIOD?

                 The Fund benefited from strong individual stock selection, and the industrials sector was a particularly strong area for the Fund, led by the robust performance of CSX Corp., a railway company that benefited from an improving economy. ITT Educational Services, Inc., also advanced as merger rumors circulated through the depressed for-profit education industry.

                 Consumer staples was another sector in which the Fund's stock selection was positive - Altria Group, Inc. and Gillette Co. were the major contributors. Shares of Altria Group, Inc., formerly known as Philip Morris, rose as management signaled its intention to break up the business, while Gillette Co. advanced on news of higher sales and profitability as well as the company's announcement of plans to merge with Procter & Gamble Co.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT HOLDINGS DETRACTED FROM PERFORMANCE DURING THE PERIOD?

                 Materials and information technology were the weakest sectors in terms of performance relative to the Russell 3000 Index. Materials stocks International Paper Co. and Alcoa, Inc. declined during the period. Within information technology, Cisco Systems, Inc., Corning, Inc., and Computer Associates International, Inc. were the greatest individual detractors. However, the results from information technology were not all bad, because VeriSign, Inc. was the top single contributor to the Fund's gain during the period. Following a period of strong performance, we sold the holding based on valuation.

                 Negative investor sentiment surrounding large-cap pharmaceutical companies detracted from performance - Pfizer, Inc. and Eli Lilly and Co. were the largest individual detractors.

WHAT'S YOUR OUTLOOK FOR 2005?

                 A slowing, but still above-average, earnings growth environment underpins our optimistic outlook for the Fund. We expect rising short-term interest rates, with some upward pressure on longer-term rates, to hurt the financials and utilities sectors, and we continue to be underweight in these areas. We remain modestly overweight in the energy sector because, while it could trade down based on short-term inventory factors, we believe the longer-term case is strong with above-trend global demand and fairly tight supply conditions. We are cautious on consumer discretionary stocks, but remain optimistic about the media sector, given lowered expectations, a reasonably solid growth outlook, and strong free-cash-flow characteristics. Regarding consumer staples stocks, we are attracted to their steady growth, but increased advertising spending and relatively high valuations may limit additions to our holdings. For the technology sector,

                 CORNING, INC. AND VERISIGN, INC. WERE SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2005.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-21.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 we expect it to rally off depressed levels, but we maintain moderate expectations due to continued price and margin pressures. In sum, the Fund has somewhat of a cyclical tilt, with new additions likely to come from more defensive sectors that are exhibiting consistent growth.

                 We would like to thank you, the Fund's shareholders, for your continued confidence and support. We will continue to work hard on your behalf.

                                            * * * *

                      THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                  RATING(TM) OF 4 STARS IN THE LARGE BLEND CATEGORY (1,205 FUNDS
                   IN CATEGORY) AS OF JANUARY 31, 2005. THE OVERALL MORNINGSTAR
                    RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE
                    PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND
                       10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the large blend category, the USAA Growth & Income Fund received a Morningstar Rating of 4 stars for the three- and five-year periods among 1,205 and 901 funds, respectively, and 3 stars for the 10-year period among 317 funds, through January 31, 2005. Ratings are based on risk-adjusted returns.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                  TOP 10 EQUITY HOLDINGS
                    (% of net assets)

Microsoft Corp.                                      2.9%

Citigroup, Inc.                                      2.7%

Bank of America Corp.                                2.6%

General Electric Co.                                 2.3%

Time Warner, Inc.                                    2.3%

Exxon Mobil Corp.                                    1.9%

American International Group, Inc.                   1.7%

Nextel Communications, Inc. "A"                      1.7%

Tyco International Ltd.                              1.7%

Merrill Lynch & Co., Inc.                            1.6%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 13-21.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                        ASSET ALLOCATION
                           1/31/2005

                [PIE CHART OF ASSET ALLOCATION]

Financials                                           16.4%

Information Technology                               15.3%

Consumer Discretionary                               13.9%

Industrials                                          13.5%

Health Care                                          13.2%

Energy                                                8.7%

Consumer Staples                                      6.7%

Materials                                             5.1%

Exchange-Traded Funds                                 2.4%

Telecommunication Services                            1.7%

Utilities                                             0.7%

Other*                                                6.3%

                     [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGE ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              EQUITY SECURITIES (97.6%)
              COMMON STOCKS (95.2%)
              ADVERTISING (0.7%)
   200,300    Lamar Advertising Co. "A"*                              $    8,609
                                                                      ----------
              AEROSPACE & DEFENSE (4.0%)
   128,400    Engineered Support Systems, Inc.                             7,448
   123,256    European Aeronautic Defence and Space Co.
                EADS N.V. (Netherlands)*                                   3,773
    61,500    General Dynamics Corp.                                       6,350
   146,200    Precision Castparts Corp.                                   10,278
   130,500    Rockwell Collins, Inc.                                       5,598
   153,500    United Technologies Corp.                                   15,454
                                                                      ----------
                                                                          48,901
                                                                      ----------
              AIR FREIGHT & LOGISTICS (0.5%)
    69,600    FedEx Corp.                                                  6,657
                                                                      ----------
              ALUMINUM (0.9%)
   389,300    Alcoa, Inc.                                                 11,488
                                                                      ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.9%)
   126,900    Columbia Sportswear Co.*                                     6,963
   101,500    Liz Claiborne, Inc.                                          4,257
                                                                      ----------
                                                                          11,220
                                                                      ----------
              APPAREL RETAIL (1.0%)
    64,900    Chico's FAS, Inc.*                                           3,419
    71,400    Christopher & Banks Corp.                                    1,269
   296,050    Pacific Sunwear of California, Inc.*                         7,250
                                                                      ----------
                                                                          11,938
                                                                      ----------
              ASSET MANAGEMENT & CUSTODY BANKS (1.6%)
   186,600    Federated Investors, Inc. "B"                                5,482
   117,100    Franklin Resources, Inc.                                     7,946
   138,900    Northern Trust Corp.                                         6,062
                                                                      ----------
                                                                          19,490
                                                                      ----------
              BIOTECHNOLOGY (0.7%)
   156,400    Genzyme Corp.*                                               9,104
                                                                      ----------

14

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              BROADCASTING & CABLE TV (1.4%)
   157,300    Cablevision Systems Corp. "A"*                          $    4,308
   409,500    Citadel Broadcasting Corp.*                                  5,737
   222,300    Comcast Corp. "A"*                                           7,027
                                                                      ----------
                                                                          17,072
                                                                      ----------
              CASINOS & GAMING (0.3%)
    64,900    Harrah's Entertainment, Inc.                                 4,104
                                                                      ----------
              COMMUNICATIONS EQUIPMENT (1.7%)
   700,500    Cisco Systems, Inc.*                                        12,637
   237,700    Motorola, Inc.                                               3,741
   255,000    Polycom, Inc.*                                               4,407
                                                                      ----------
                                                                          20,785
                                                                      ----------
              COMPUTER HARDWARE (1.3%)
   391,500    Dell, Inc.*                                                 16,349
                                                                      ----------
              COMPUTER STORAGE & PERIPHERALS (0.3%)
   161,000    SanDisk Corp.*                                               3,977
                                                                      ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    56,000    Caterpillar, Inc.                                            4,990
    42,500    Oshkosh Truck Corp.                                          3,119
                                                                      ----------
                                                                           8,109
                                                                      ----------
              CONSUMER FINANCE (0.6%)
   133,700    American Express Co.                                         7,133
                                                                      ----------
              DATA PROCESSING & OUTSOURCED SERVICES (2.1%)
    53,400    DST Systems, Inc.*(a)                                        2,589
   387,400    First Data Corp.                                            15,783
   203,300    Fiserv, Inc.*                                                7,776
                                                                      ----------
                                                                          26,148
                                                                      ----------
              DISTILLERS & VINTNERS (0.2%)
    44,100    Constellation Brands, Inc. "A"*                              2,290
                                                                      ----------
              DIVERSIFIED BANKS (2.6%)
   693,408    Bank of America Corp.                                       32,153
                                                                      ----------
              DIVERSIFIED CHEMICALS (1.3%)
   330,200    Du Pont (E.I.) De Nemours & Co.                             15,704
                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL SERVICES (0.8%)
    98,900    Career Education Corp.*                                 $    3,985
   114,600    ITT Educational Services, Inc.*(a)                           5,629
                                                                      ----------
                                                                           9,614
                                                                      ----------
              DRUG RETAIL (0.3%)
 1,005,300    Rite Aid Corp.*                                              3,559
                                                                      ----------
              ELECTRIC UTILITIES (0.7%)
   240,700    PG&E Corp.*                                                  8,424
                                                                      ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
    98,200    Tektronix, Inc.                                              2,830
                                                                      ----------
              ELECTRONIC MANUFACTURING SERVICES (0.3%)
   126,700    Benchmark Electronics, Inc.*                                 4,051
                                                                      ----------
              ENVIRONMENTAL SERVICES (0.4%)
   156,900    Waste Connections, Inc.*                                     4,936
                                                                      ----------
              FOOD RETAIL (0.4%)
   293,000    Safeway, Inc.*                                               5,523
                                                                      ----------
              GOLD (0.3%)
   100,600    Freeport-McMoRan Copper & Gold, Inc. "B"                     3,703
                                                                      ----------
              HEALTH CARE EQUIPMENT (3.2%)
   208,800    Baxter International, Inc.                                   7,049
   116,600    Diagnostic Products Corp.(a)                                 5,920
   123,200    Fisher Scientific International, Inc.*                       7,780
   335,700    Medtronic, Inc.                                             17,621
    30,300    Waters Corp.*                                                1,487
                                                                      ----------
                                                                          39,857
                                                                      ----------
              HEALTH CARE FACILITIES (0.9%)
    81,200    HCA, Inc.                                                    3,615
   195,000    Odyssey Healthcare, Inc.*                                    2,268
   136,800    Triad Hospitals, Inc.*                                       5,566
                                                                      ----------
                                                                          11,449
                                                                      ----------

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              HEALTH CARE SERVICES (0.2%)
   143,000    Dendrite International, Inc.*                           $    2,587
                                                                      ----------
              HEALTH CARE SUPPLIES (0.6%)
    59,300    Cooper Companies, Inc.                                       4,548
    83,800    Edwards Lifesciences Corp.*                                  3,411
                                                                      ----------
                                                                           7,959
                                                                      ----------
              HOME ENTERTAINMENT SOFTWARE (0.5%)
    91,600    Electronic Arts, Inc.*(a)                                    5,894
                                                                      ----------
              HOME IMPROVEMENT RETAIL (1.5%)
   319,200    Lowe's Companies, Inc.                                      18,191
                                                                      ----------
              HOMEBUILDING (0.6%)
   185,100    D.R. Horton, Inc.                                            7,363
                                                                      ----------
              HOUSEHOLD PRODUCTS (0.8%)
   183,500    Procter & Gamble Co.                                         9,768
                                                                      ----------
              HOUSEWARES & SPECIALTIES (0.4%)
   153,500    Yankee Candle Co., Inc.*                                     5,029
                                                                      ----------
              HYPERMARKETS & SUPER CENTERS (0.4%)
    99,500    Wal-Mart Stores, Inc.                                        5,214
                                                                      ----------
              INDUSTRIAL CONGLOMERATES (4.0%)
   799,500    General Electric Co.                                        28,886
   578,700    Tyco International Ltd. (Bermuda)                           20,914
                                                                      ----------
                                                                          49,800
                                                                      ----------
              INDUSTRIAL GASES (1.5%)
   323,900    Air Products & Chemicals, Inc.                              19,081
                                                                      ----------
              INDUSTRIAL MACHINERY (1.2%)
   196,300    Ingersoll-Rand Co. Ltd. "A"                                 14,601
                                                                      ----------
              INSURANCE BROKERS (0.6%)
   232,800    Arthur J. Gallagher & Co.                                    6,902
                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              INTEGRATED OIL & GAS (3.8%)
   194,000    ConocoPhillips                                          $   18,001
   462,800    Exxon Mobil Corp.                                           23,880
    88,900    Petro-Canada (Canada)                                        4,591
                                                                      ----------
                                                                          46,472
                                                                      ----------
              INTERNET SOFTWARE & SERVICES (1.0%)
    78,500    Ask Jeeves, Inc.*(a)                                         2,226
   300,300    Yahoo!, Inc.*                                               10,574
                                                                      ----------
                                                                          12,800
                                                                      ----------
              INVESTMENT BANKING & BROKERAGE (2.3%)
   668,000    E-Trade Group, Inc.*                                         9,185
   329,500    Merrill Lynch & Co., Inc.                                   19,793
                                                                      ----------
                                                                          28,978
                                                                      ----------
              IT CONSULTING & OTHER SERVICES (0.1%)
    43,800    Perot Systems Corp. "A"*                                       646
                                                                      ----------
              MANAGED HEALTH CARE (1.5%)
   133,100    Coventry Health Care, Inc.*                                  7,573
   298,200    Health Net, Inc.*                                            8,675
    37,500    PacifiCare Health Systems, Inc. "A"*                         2,307
                                                                      ----------
                                                                          18,555
                                                                      ----------
              METAL & GLASS CONTAINERS (0.8%)
   423,200    Pactiv Corp.*                                                9,399
                                                                      ----------
              MOVIES & ENTERTAINMENT (3.2%)
 1,563,900    Time Warner, Inc.*                                          28,150
   292,600    Viacom, Inc. "B"                                            10,926
                                                                      ----------
                                                                          39,076
                                                                      ----------
              MULTI-LINE INSURANCE (1.7%)
   321,700    American International Group, Inc.                          21,325
                                                                      ----------
              OIL & GAS DRILLING (1.3%)
   116,000    Ensco International, Inc.                                    3,971
   340,300    GlobalSantaFe Corp. (Cayman Islands)                        12,033
                                                                      ----------
                                                                          16,004
                                                                      ----------
              OIL & GAS EQUIPMENT & SERVICES (1.2%)
   217,800    Schlumberger Ltd. (Netherlands)                             14,819
                                                                      ----------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (2.4%)
   563,900    Chesapeake Energy Corp.                                 $    9,908
   247,700    Noble Energy, Inc.                                          14,656
   153,200    XTO Energy, Inc.                                             5,501
                                                                      ----------
                                                                          30,065
                                                                      ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (3.3%)
   669,774    Citigroup, Inc.                                             32,852
   194,400    Principal Financial Group, Inc.                              7,889
                                                                      ----------
                                                                          40,741
                                                                      ----------
              PACKAGED FOODS & MEAT (0.6%)
    72,500    General Mills, Inc.                                          3,842
   148,300    Hain Celestial Group, Inc.*                                  2,984
                                                                      ----------
                                                                           6,826
                                                                      ----------
              PAPER PRODUCTS (0.3%)
    93,800    International Paper Co.                                      3,672
                                                                      ----------
              PERSONAL PRODUCTS (1.4%)
   339,900    Gillette Co.                                                17,240
                                                                      ----------
              PHARMACEUTICALS (6.1%)
   373,100    Abbott Laboratories                                         16,797
   258,300    Biovail Corp. (Canada)*                                      4,197
   193,300    Elan Corp. plc ADR (Ireland)*(a)                             5,206
   197,400    Eli Lilly and Co.                                           10,707
   473,200    Pfizer, Inc.                                                11,433
   724,700    Schering-Plough Corp.                                       13,450
   344,900    Wyeth                                                       13,668
                                                                      ----------
                                                                          75,458
                                                                      ----------
              PROPERTY & CASUALTY INSURANCE (1.4%)
    58,200    Ambac Financial Group, Inc.                                  4,475
   328,246    St. Paul Travelers Companies, Inc.                          12,322
                                                                      ----------
                                                                          16,797
                                                                      ----------
              RAILROADS (1.0%)
   306,600    CSX Corp.                                                   12,255
                                                                      ----------
              REGIONAL BANKS (0.8%)
   136,300    Zions Bancorp                                                9,244
                                                                      ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              RESTAURANTS (0.5%)
   148,400    CBRL Group, Inc.                                        $    6,101
                                                                      ----------
              SEMICONDUCTOR EQUIPMENT (1.1%)
   116,800    Cabot Microelectronics Corp.*                                3,554
   124,500    Lam Research Corp.*                                          3,332
   184,900    Varian Semiconductor Equipment Associates, Inc.*             6,338
                                                                      ----------
                                                                          13,224
                                                                      ----------
              SEMICONDUCTORS (2.2%)
   151,900    Analog Devices, Inc.                                         5,452
   384,400    Intel Corp.                                                  8,630
    72,800    International Rectifier Corp.*                               2,850
   465,200    Texas Instruments, Inc.                                     10,797
                                                                      ----------
                                                                          27,729
                                                                      ----------
              SOFT DRINKS (1.3%)
   307,600    PepsiCo, Inc.                                               16,518
                                                                      ----------
              SPECIALTY STORES (3.4%)
   448,600    Michaels Stores, Inc.                                       13,795
   128,000    O'Reilly Automotive, Inc.*                                   5,853
   189,200    Petco Animal Supplies, Inc.*                                 7,184
   185,400    PETsMART, Inc.                                               5,605
   273,100    Staples, Inc.                                                8,941
                                                                      ----------
                                                                          41,378
                                                                      ----------
              SYSTEMS SOFTWARE (4.1%)
   506,367    Computer Associates International, Inc.                     13,768
 1,379,400    Microsoft Corp.                                             36,251
                                                                      ----------
                                                                          50,019
                                                                      ----------
              TECHNOLOGY DISTRIBUTORS (0.4%)
    88,300    CDW Corp.                                                    5,166
                                                                      ----------
              THRIFTS & MORTGAGE FINANCE (1.5%)
    79,900    Fannie Mae(d)                                                5,160
   152,100    Golden West Financial Corp.                                  9,829
   179,900    Sovereign Bancorp, Inc.                                      4,091
                                                                      ----------
                                                                          19,080
                                                                      ----------
              TOBACCO (1.3%)
   243,800    Altria Group, Inc.                                          15,562
                                                                      ----------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                          MARKET
    NUMBER                                                                 VALUE
 OF SHARES    SECURITY                                                     (000)
--------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.4%)
    88,700    Fastenal Co.(a)                                         $    5,333
                                                                      ----------
              TRUCKING (0.5%)
   107,800    Yellow Roadway Corp.*(a)                                     6,104
                                                                      ----------
              WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   721,400    Nextel Communications, Inc. "A"*                            20,697
                                                                      ----------
              Total common stocks (cost: $988,286)                     1,174,849
                                                                      ----------
              EXCHANGE-TRADED FUNDS (2.4%)
   245,600    iShares Russell 2000 Growth Index Fund(a)                   15,817
   114,000    MidCap SPDR Trust Series 1(a)                               13,463
                                                                      ----------
              Total exchange-traded funds (cost: $27,060)                 29,280
                                                                      ----------
              Total equity securities (cost: $1,015,346)               1,204,129
                                                                      ----------
              MONEY MARKET INSTRUMENT (2.1%)

              MONEY MARKET FUND(b)
25,618,609    SSgA Prime Money Market Fund, 2.19% (cost: $25,619)         25,619
                                                                      ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (4.2%)

              MONEY MARKET FUNDS (0.1%)(b)
   310,609    AIM Short-Term Investment Co. Liquid Assets
                Portfolio, 2.30%                                             310
    71,820    Merrill Lynch Premier Institutional Fund, 2.28%                 72
                                                                      ----------
                                                                             382
                                                                      ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REPURCHASE AGREEMENTS (3.7%)(c)
   $13,500    CS First Boston LLC, 2.48%, acquired on 1/31/2005
                and due 2/01/2005 at $13,500 (collateralized by
                $13,805 of Fannie Mae Discount Notes(d), 2.43%(e),
                due 3/09/2005, market value $13,770)                      13,500
    12,000    Deutsche Bank Securities, Inc., 2.49%, acquired on
                1/31/2005 and due 2/01/2005 at $12,000
                (collateralized by $1,879 of Fannie Mae Notes(d),
                4.75%, due 2/25/2035; and $10,284 of Freddie Mac
                Notes(d), 5.50%, due 1/15/2035; combined market
                value $12,240)                                            12,000

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                MARKET
    AMOUNT                                                                 VALUE
     (000)    SECURITY                                                     (000)
--------------------------------------------------------------------------------
   $20,500    Morgan Stanley & Co., Inc., 2.50%, acquired on
                1/31/2005 and due 2/01/2005 at $20,500
                (collateralized by $15,065 of Fannie Mae Discount
                Notes(d), 2.45%(e), due 3/16/2005; and $6,040 of
                Fannie Mae Discount Notes(d), 2.90%(e), due
                11/04/2005; combined market value $20,920)            $   20,500
                                                                      ----------
                                                                          46,000
                                                                      ----------
              CORPORATE BOND (0.4%)
     5,000    Monumental Global Funding II, Notes, 2.80%,
                5/02/2005(f,g)                                             5,004
                                                                      ----------
              Total short-term investments purchased with cash
                collateral from securities loaned (cost: $51,385)         51,386
                                                                      ----------
              TOTAL INVESTMENTS (COST: $1,092,350)                    $1,281,134
                                                                      ==========

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ISHARES - Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2005.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

         (e) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2005.

         * Non-income-producing security for the 12 months preceding January 31, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $51,037) (identified cost of $1,092,350)            $1,281,134
   Cash                                                                       1
   Receivables:
      Capital shares sold                                                 1,237
      Dividends and interest                                                590
      Securities sold                                                    10,801
      Other                                                                  19
                                                                     ----------
         Total assets                                                 1,293,782
                                                                     ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                   51,386
      Securities purchased                                                7,332
      Capital shares redeemed                                             1,010
   Accrued management fees                                                  558
   Accrued transfer agent's fees                                             18
   Other accrued expenses and payables                                       87
                                                                     ----------
         Total liabilities                                               60,391
                                                                     ----------
            Net assets applicable to capital shares outstanding      $1,233,391
                                                                     ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                   $1,033,375
   Overdistribution of net investment income                               (427)
   Accumulated net realized gain on investments                          11,659
   Net unrealized appreciation of investments                           188,784
                                                                     ----------
            Net assets applicable to capital shares outstanding      $1,233,391
                                                                     ==========
   Capital shares outstanding                                            68,423
                                                                     ==========
   Authorized shares of $.01 par value                                  110,000
                                                                     ==========
   Net asset value, redemption price, and offering price per share   $    18.03
                                                                     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME

   Dividends                                                            $11,306
   Interest                                                                 179
   Securities lending                                                       107
                                                                        -------
      Total income                                                       11,592
                                                                        -------
EXPENSES

   Management fees                                                        3,368
   Administrative and servicing fees                                        889
   Transfer agent's fees                                                  1,303
   Custody and accounting fees                                              110
   Postage                                                                  125
   Shareholder reporting fees                                                17
   Directors' fees                                                            3
   Registration fees                                                         25
   Professional fees                                                         32
   Other                                                                     12
                                                                        -------
      Total expenses                                                      5,884
   Expenses paid indirectly                                                (131)
                                                                        -------
      Net expenses                                                        5,753
                                                                        -------
NET INVESTMENT INCOME                                                     5,839
                                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                     39,103
   Change in net unrealized appreciation/depreciation                    53,775
                                                                        -------
         Net realized and unrealized gain                                92,878
                                                                        -------
Increase in net assets resulting from operations                        $98,717
                                                                        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH & INCOME FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                           1/31/2005          7/31/2004
                                                          -----------------------------
FROM OPERATIONS
   Net investment income                                  $    5,839         $    2,407
   Net realized gain on investments                           39,103             81,444
   Change in net unrealized appreciation/depreciation
      of investments                                          53,775             36,110
                                                          -----------------------------
      Increase in net assets resulting from operations        98,717            119,961
                                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (6,266)            (2,902)
   Net realized gains                                        (74,554)                 -
                                                          -----------------------------
      Distributions to shareholders                          (80,820)            (2,902)
                                                          -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                  81,699            198,160
   Reinvested dividends                                       78,900              2,784
   Cost of shares redeemed                                   (75,141)          (120,748)
                                                          -----------------------------
      Increase in net assets from capital
         share transactions                                   85,458             80,196
                                                          -----------------------------

Net increase in net assets                                   103,355            197,255
NET ASSETS
      Beginning of period                                  1,130,036            932,781
                                                          -----------------------------
      End of period                                       $1,233,391         $1,130,036
                                                          =============================
   Overdistribution of net investment income:
      End of period                                       $     (427)        $        -
                                                          =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                 4,495             11,318
   Shares issued for dividends reinvested                      4,291                162
   Shares redeemed                                            (4,141)            (6,882)
                                                          -----------------------------
      Increase in shares outstanding                           4,645              4,598
                                                          =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Growth & Income Fund (the Fund). The Fund's investment objectives are capital growth and secondarily current income.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                    the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                    securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 6. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $131,000 and less than $500, respectively, resulting in a total reduction in Fund expenses of $131,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

         availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $470,139,000 and $467,883,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $208,184,000 and $19,400,000, respectively, resulting in net unrealized appreciation of $188,784,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

         received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended January 31, 2005, the Fund received securities-lending income of $107,000, which is net of the 20% income retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market value of approximately $51,037,000 and received cash collateral of $51,386,000 for the loans. Of this amount, $51,385,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Multi-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Multi-Cap Core Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Core Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Multi-Cap Core Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $3,368,000, which is net of a performance adjustment of $(188,000) that decreased the base management fee of 0.60% by 0.03%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in an annual amount not to exceed 0.20% of the portion of the Fund's average daily net assets that Wellington Management manages. For the six-month period ended January 31, 2005, the Manager paid Wellington Management subadvisory fees of $1,065,000.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $889,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

                 an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,303,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                    PERIOD ENDED
                                     JANUARY 31,                       YEAR ENDED JULY 31,
                                   -------------------------------------------------------------------------------------
                                         2005            2004          2003          2002            2001           2000
                                   -------------------------------------------------------------------------------------
Net asset value at
   beginning of period             $    17.72      $    15.76      $  14.64      $  19.69      $    19.79     $    20.43
                                   -------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                  .09             .04           .05           .10             .16            .16
   Net realized and
      unrealized gain (loss)             1.48            1.97          1.45         (4.47)            .25              -
                                   -------------------------------------------------------------------------------------
Total from investment operations         1.57            2.01          1.50         (4.37)            .41            .16
                                   -------------------------------------------------------------------------------------
Less distributions:
   From net investment income            (.09)           (.05)         (.05)         (.10)           (.16)          (.16)
   From realized capital gains          (1.17)              -          (.33)         (.58)           (.35)          (.64)
                                   -------------------------------------------------------------------------------------
Total distributions                     (1.26)           (.05)         (.38)         (.68)           (.51)          (.80)
                                   -------------------------------------------------------------------------------------
Net asset value at end of period   $    18.03      $    17.72      $  15.76      $  14.64      $    19.69     $    19.79
                                   =====================================================================================
Total return (%)*                        8.76           12.75         10.56        (22.74)           2.11            .99
Net assets at end of period (000)  $1,233,391      $1,130,036      $932,781      $850,987      $1,116,680     $1,098,474
Ratio of expenses to
   average net assets (%)**               .99(a,b)       1.01(b)       1.09(b)       1.05(b)          .89(b)         .90(b)
Ratio of net investment
   income to average
   net assets (%)**                       .98(a)          .22           .37           .57             .82            .78
Portfolio turnover (%)                  40.44           72.93         66.01         73.52           28.95          22.90

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 **  For the six-month period ended January 31, 2005, average net assets were $1,176,354,000.
(a)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         (.02%)          (.03%)        (.02%)           -               -               -

40

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GROWTH & INCOME FUND
JANUARY 31, 2005 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING              ENDING                DURING PERIOD*
                                         ACCOUNT VALUE        ACCOUNT VALUE          AUGUST 1, 2004 -
                                        AUGUST 1, 2004       JANUARY 31, 2005        JANUARY 31, 2005
                                       ---------------------------------------------------------------
Actual                                      $1,000.00            $ 1087.60                 $5.10
Hypothetical
   (5% return before expenses)               1,000.00             1,020.32                  4.94

*Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 8.76% for the six-month period of August 1, 2004, through January 31, 2005.

42

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44

 N O T E S
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

             DIRECTORS           Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

         ADMINISTRATOR,          USAA Investment Management Company
    INVESTMENT ADVISER,          P.O. Box 659453
           UNDERWRITER,          San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT           USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

             CUSTODIAN           State Street Bank and Trust Company
                                 P.O. Box 1713
                                 Boston, Massachusetts 02105

           INDEPENDENT           Ernst & Young LLP
     REGISTERED PUBLIC           100 West Houston St., Suite 1900
       ACCOUNTING FIRM           San Antonio, Texas 78205

             TELEPHONE           Call toll free - Central time
      ASSISTANCE HOURS           Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL           (800) 531-8181
     INFORMATION ABOUT           For account servicing, exchanges,
          MUTUAL FUNDS           or redemptions
                                 (800) 531-8448

       RECORDED MUTUAL           24-hour service (from any phone)
     FUND PRICE QUOTES           (800) 531-8066

           MUTUAL FUND           (from touch-tone phones only)
        USAA TOUCHLINE           For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

       INTERNET ACCESS           USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.
                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
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   and others electronically.
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--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23432-0305                           (C)2005, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.